Related Party Transactions (First Aviation Services, Inc. [Member])	12 Months Ended
Dec. 31, 2011
First Aviation Services, Inc. [Member]
Related Party Transactions
9. Related Party Transactions

The Company and First Equity Development, Inc. ("First Equity"), the wholly-owned subsidiary of First Equity Group, Inc., a controlling stockholder of the Company, have an agreement relating to the allocation of potential investment and acquisition opportunities in the aerospace parts distribution and logistics businesses. The agreement was approved by the independent members of the Board of Directors on a month-to-month basis effective February 1, 2004. First Equity Group, Inc. is beneficially owned by Mr. Aaron P. Hollander, President and Chief Executive Officer of the Company. Pursuant to the agreement, neither First Equity nor any of its majority-owned subsidiaries will consummate any acquisition of a majority interest in any aerospace parts distributions and logistics business anywhere in the world (a "Covered Acquisition"), without first notifying the Company and providing the Company with the opportunity to effect the Covered Acquisition for its own account. The Company's decision as to whether to effect the Covered Acquisition will be made by the independent members of the Board of Directors of the Company. The agreement can be terminated by either party upon 30 days written notice to the other party. The agreement does not apply to any proposed acquisition by First Equity of any business that generates less than 15% of its aggregate net sales from aerospace parts distribution or logistics, or to any advisory services performed by First Equity on behalf of third parties.

The Company subleases office space from First Equity in Westport, CT. The leased space is utilized by the Company as its corporate headquarters. First Equity also utilizes space in the same premises.

The sublease, which became effective April 21, 1997, was for an initial period of ten years with two subsequent five year renewal extensions, and was cancelable by either party with six months notice. First Equity renewed the lease March 24, 2010 with no termination date and the lease is cancelable by either party with six months notice. Lease payments are included in the office overhead charges included in the Company's corporate expense.

The Company and First Equity also share certain common expenses that arise from sharing office space in Westport, CT. The Company reimburses First Equity, and vice versa, for expenses each entity incurs related to the common usage of the office space. The amounts are included in the Company's corporate expenses, and include expenses such as telephone, computer consulting, office cleaning, office supplies and utilities. The expenses are allocated based upon a formula reviewed and approved by the independent directors of the Company. Management believes this method of allocation is reasonable. In addition, the amounts reimbursed by the Company are the actual costs incurred for the expense. The Company reimbursed First Equity, $189 for each of the years ended December 31, 2011 and 2010. There were no amounts owed to First Equity at December 31, 2011 and 2010.

In order to simplify the administration of payroll, certain employees of the Company who are authorized to perform services for both the Company and First Equity are paid through the payroll of First Equity.